Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred Income Tax Assets
Stock-based compensation expense	$ 888	$ 882
Other expense items	917	965
Unearned revenue	445	571
Impaired investments	246	152
Loss carryforwards	715	532
Other revenue items	55	79
Deferred income tax assets	3,266	3,181
Less valuation allowance	(579)	(453)
Deferred income tax assets, net of valuation allowance	2,687	2,728
Deferred Income Tax Liabilities
International earnings	(1,146)	(1,072)
Unrealized gain on investments	(1,012)	(830)
Depreciation and amortization	(604)	(670)
Other	(2)	(14)
Deferred income tax liabilities	(2,764)	(2,586)
Net deferred income tax assets (liabilities)	(77)	142
Reported As
Current deferred income tax assets	1,632	2,035
Long-term deferred income tax liabilities	(1,709)	(1,893)
Net deferred income tax assets (liabilities)	$ (77)	$ 142